Pension And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation		4.30%	5.30%	5.80%
Decrease in discount rate over prior year		1.00%	0.50%
Combined net pension and postretirement cost		$ 10,257	$ 7,288	$ 3,750
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost		0.50%
Increase in plan benefit obligation as a result of the decreased discount rate	260
Long-term rate of return on plan assets	7.75%	8.25%	8.25%	8.50%
Estimated annual growth rate for health care cost		5.00%
Supplemental retirement plan - projected benefit obligation		2,456	2,294
AT&T securities held by pension plans (ownership percentage) below stated percentage		0.50%
Deferred compensation expense		118	96	96
Deferred compensation liability included in other noncurrent liabilities		1,061	1,010
Benefit cost of the contributory savings plans		634	636	607
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage		0.50%
Application Filing Date		Oct. 31, 2012
Expected Pension Contribution Year		Dec. 31, 2013
Estimated Future Pension Contribution	9,500
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)		4.00%	4.00%	4.00%
Required contribution to our pension plans in 2013	300
Forecasting study - frequency (minimum)		2 years 0 months 0 days
Forecasting study - frequency (maximum)		3 years 0 months 0 days
Ratified Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of collectively bargained employees under agreements ratified during period		90,000
Labor agreement ratifications in current year - annual pension band increase		1.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts included in accumulated OCI - Prior service credit		1,035	149
Accumulated benefit obligation for pension plans		57,010	53,640
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	94
Combined net pension and postretirement cost		5,687	4,937	2,202
Increase in plan benefit obligation as a result of the decreased discount rate		7,030	3,384
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts included in accumulated OCI - Prior service credit		7,688	5,896
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	1,049
Combined net pension and postretirement cost		4,570	2,351	1,548
Increase in plan benefit obligation as a result of the decreased discount rate		4,546	2,114
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	1
Combined net pension and postretirement cost		$ 356	$ 223	$ 334
Debt financed shares held By Employee Stock Ownership Plans		0
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost	2.50%	3.00%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost	3.00%	3.00%
Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year	5.00%	5.00%